Redeemable Noncontrolling Interest (Details) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012	Jun. 11, 2014
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 89,181,000	$ 89,181,000	$ 0		$ 80,792,000
Comprehensive (Income) Loss, Net of Tax, Attributable to Noncontrolling Interest	(13,020,000)	(13,309,000)	(6,000)	0
Noncontrolling Interest, Change in Redemption Value	$ 21,409,000